Fair Value of Financial Instruments - Fair value of financial assets and liabilities by level (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Financial Assets [Abstract]
Financial assets	$ 3,884,724	$ 4,385,631	[1]	$ 4,488,238
Financial Liabilities [Abstract]
Financial liabilities	3,784,046	4,140,732	[1]	$ 3,890,436
Recurring fair value measurement
Financial Assets [Abstract]
Financial assets	431,158	657,821
Financial Liabilities [Abstract]
Financial liabilities	3,547,210	3,806,916
Recurring fair value measurement | Level 1
Financial Assets [Abstract]
Financial assets	0	0
Financial Liabilities [Abstract]
Financial liabilities	0	0
Recurring fair value measurement | Level 2
Financial Assets [Abstract]
Financial assets	325	6,497
Financial Liabilities [Abstract]
Financial liabilities	24,229	203,597
Recurring fair value measurement | Level 3
Financial Assets [Abstract]
Financial assets	0	0
Financial Liabilities [Abstract]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives | Level 1
Financial Liabilities [Abstract]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives | Level 2
Financial Liabilities [Abstract]
Financial liabilities	24,229	203,597
Recurring fair value measurement | Derivatives | Level 3
Financial Liabilities [Abstract]
Financial liabilities	0	0
Recurring fair value measurement | Derivatives | Level 1
Financial Assets [Abstract]
Financial assets	0	0
Recurring fair value measurement | Derivatives | Level 2
Financial Assets [Abstract]
Financial assets	325	6,497
Recurring fair value measurement | Derivatives | Level 3
Financial Assets [Abstract]
Financial assets	$ 0	$ 0

[1]	See Note 2i for further details.